Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Net (loss) income	$ (1,900)	$ 244
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	3,609	2,764
Share-based compensation expense	2,646	2,043
Provision for doubtful accounts	30	20
Loss on disposal of fixed assets		2
Other non-cash items	84	25
Excess tax benefits related to exercise of share options		(466)
Unrealized currency loss (gain) on foreign denominated transactions	383	(3,817)
Changes in assets and liabilities:
Accounts receivable	4,399	2,128
Prepaid expenses and other current assets	436	1,496
Other assets	(6)
Accounts payable	1,276	1,993
Deferred revenue	2,244	2,450
Accrued expenses and other liabilities	(1,563)	425
Net cash provided by operating activities	11,638	9,307
Investing activities
Purchases of investments	(15,531)
Maturities of investments	15,500
Purchases of property, equipment and capitalized software	(7,730)	(5,586)
Net cash used in investing activities	(7,761)	(5,586)
Financing activities
Proceeds from exercises of share options	3,445	1,014
Excess tax benefits related to exercise of share options		466
Payments on debt	(533)	(1,293)
Net cash provided by financing activities	2,912	187
Effect of foreign exchange rates on cash	881	(1,390)
Net increase in cash and cash equivalents	7,670	2,518
Cash and cash equivalents at beginning of period	51,319	106,140
Cash and cash equivalents at end of period	58,989	108,658
Supplemental disclosure of cash flow information
Cash paid during the period for interest	21	77
Cash paid during the period for income taxes	105	81
Supplemental disclosure of non-cash investing and financing activities
Unpaid purchases of property and equipment	2,168	$ 2,297
Property and equipment acquired under capital lease	3,109
Unpaid purchases of capitalized software licenses	783
Construction financing lease obligation	$ 9,433